Label		Element	Value
WHV/EAM Emerging Markets Small Cap Equity Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ck0001388485_SupplementTextBlock

WHV/EAM EMERGING MARKETS SMALL CAP EQUITY FUND

Class A and Class I Shares

OF

FUNDVANTAGE TRUST

(THE “TRUST”)

Supplement dated July 10, 2015 to the Prospectus for Class A and Class I shares of WHV/EAM Emerging Markets Small Cap Equity Fund (“Emerging Markets Small Cap Fund”) and WHV/EAM International Small Cap Equity Fund (the “International Small Cap Fund,” and together with the Emerging Markets Small Cap Fund, the “Funds”) dated June 2, 2014, as amended or supplemented from time to time

The information in this Supplement updates and amends certain information contained in the Prospectus for the Class A and Class I shares of the Funds and should be read in conjunction with such Prospectus.

Risk/Return [Heading]		rr_RiskReturnHeading	WHV/EAM Emerging Markets Small Cap Equity Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

Elimination of Redemption Fee for the Funds

Prior to July 10, 2015, shares redeemed within 60 days from the date of purchase are subject to a redemption fee of 2.00%. Effective July 10, 2015, this redemption fee will be discontinued and will no longer be charged.

Reduction in Investment Advisory Fee, Sub-Advisory Fee and Expense Limitation for the Emerging Markets Fund

With respect to the Emerging Markets Small Cap Fund, the Board of Trustees of the Trust has approved, effective as of July 10, 2015: (1) a reduction in the investment advisory fee payable by the Fund to WHV Investments, Inc. (“WHV”) from 1.50% to 1.30% of the Fund’s average daily net assets; (2) a reduction in the sub-advisory fee payable by WHV to EAM Global Investors, LLC (“EAM Global”) from 0.999% to 0.8667% of the average daily net assets of Fund; and (3) 0.20% reduction in the previously existing expense limitation amounts for each class of the Fund.  The expense limitation was also extended through August 31, 2018.

To reflect these changes, the Funds’ Prospectus for Class A and Class I shares is hereby amended as follows:

•                  The fee table and accompanying footnotes with respect to the Emerging Markets Small Cap Fund under the headings “Shareholder Fees” and “Annual Fund Operating Expenses” and the related Expense Example in the Fund’s Prospectus are deleted in their entirety and replaced with the following:

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2018
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The Example below shows what you would pay if you invested $10,000 in the Fund’s Class A shares and Class I shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example Closing [Text Block]		rr_ExpenseExampleClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
WHV/EAM Emerging Markets Small Cap Equity Fund | Class A
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	[1]	rr_MaximumDeferredSalesChargeOverOther	1.00%
Management Fees	[2]	rr_ManagementFeesOverAssets	1.30%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	48.71%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	50.26%
Fee Waiver and/or Expenses Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(48.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.80%
Expenses Deferred Charges [Text Block]		rr_ExpensesDeferredChargesTextBlock	A 1.00% contingent deferred sales charge (“CDSC”) may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 747
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 1,109
WHV/EAM Emerging Markets Small Cap Equity Fund | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)		rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	[2]	rr_ManagementFeesOverAssets	1.30%
Distribution (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	48.71%
Total Annual Fund Operating Expenses	[2]	rr_ExpensesOverAssets	50.01%
Fee Waiver and/or Expenses Reimbursement	[2]	rr_FeeWaiverOrReimbursementOverAssets	(48.46%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[2]	rr_NetExpensesOverAssets	1.55%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 158
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	$ 490

[1]	A 1.00% contingent deferred sales charge ("CDSC") may apply to investments of $1 million or more of Class A shares (and therefore no initial sales charge was paid by the shareholder) when shares are redeemed within 18 months after initial purchase. The CDSC shall not apply to those purchases of Class A shares of $1 million or more where the selling broker dealer was not paid a commission.
[2]	Expenses shown above have been restated to reflect a reduction in the Fund's contractual advisory fee and contractual fee waiver. WHV Investments, Inc. ("WHV" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the total operating expenses excluding taxes, "Acquired Fund fees and expenses," dividend and interest expense on short sales of securities, interest, extraordinary items and brokerage commissions do not exceed 1.80% with respect to Class A Shares and 1.55% with respect to Class I Shares (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until August 31, 2018, unless the Board of Trustees approves its earlier termination. Prior to July 10, 2015, the Management Fee and Expense Limitation were, 1.50% and 1.75% (excluding any class-specific expenses), respectively, of the Fund's average daily net assets. The Adviser shall be entitled to recover, subject to approval by the Board of Trustees of the Trust, such waived or reimbursed amounts for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation.